Related -Party Transactions (Details) - Related Party [Member] - USD ($)	Dec. 31, 2021	Apr. 30, 2021
Related party transactions
Due to related parties	$ 35,685
IPO [Member]
Related party transactions
Due to related parties		$ 31,500